Fees Summary	Oct. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 546,000
Previously Paid Amount	0.00
Total Fee Amount	47.50
Total Offset Amount	0.00
Net Fee	47.50
Narrative - Max Aggregate Offering Price	$ 546,000
Final Prospectus	true